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Pax Core Bond Fund
Pax Core Bond Fund (the "Core Bond Fund") Summary of Key Information
Investment Objective
The Core Bond Fund's investment objective is to seek income and conservation of principal.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Investor Class shares of the Core Bond Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax Core Bond Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax Core Bond Fund	Institutional Class	Investor Class
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.46%	0.71%

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Core Bond Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Core Bond Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Core Bond Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax Core Bond Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	47	148	258	579
Investor Class	73	227	395	883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Core Bond Fund's performance. During the Core Bond Fund's most recent fiscal year, the Core Bond Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

In determining which securities to buy for the Core Bond Fund, the portfolio manager seeks to determine the most attractive asset class and establish if each security's return is appropriate for its level of risk. In making these determinations, the portfolio manager generally performs a relative value analysis at the asset class level. In addition, as a result of the Fund's investment strategy, under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels).

Under normal market conditions, the Core Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard & Poor's Ratings Group or Baa3 or higher by Moody's Investors Service) or unrated and determined by the Adviser to be of comparable quality. The Fund also may have a small allocation of higher-rated high yield bonds, also commonly known as "junk bonds" (rated B or lower by Standard & Poor's Ratings Group or Moody's Investors Service). Although the Fund is not constrained with respect to duration, it seeks to maintain an average duration within .50 years of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, which had a duration of 5.77 years as of December 31, 2018.

In determining which securities to buy for the Core Bond Fund, the portfolio manager seeks to determine the most attractive asset class and establish if each security's return is appropriate for its level of risk. In making these determinations, the portfolio manager generally performs a relative value analysis at the asset class level.

The Core Bond Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments.

The Core Bond Fund may utilize derivatives, including but not limited to repurchase agreements, foreign currency exchange contracts, options and futures contracts, for hedging and for investment purposes.

It is possible that, due to its investment strategies, the portfolio turnover rate of the Core Bond Fund may be significant. Portfolio turnover is not a principal consideration in investment decisions for the Fund, and the Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold.

Principal Risks
●	Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

●	Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives also may be subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

●	Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

●	Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. A period of rising interest rates may negatively affect the Fund's performance. For example, if a debt security has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the security.

●	Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. Liquidity risk also may refer to the risk that the Fund could not meet requests to redeem shares of the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Changing regulatory and market conditions, including a decline in the number or capacity of financial institutions to make markets in the Fund's investments, as well as increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. Illiquid investments may also be more difficult to value, and judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

●	Credit Risk Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

●	Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund's portfolio manager(s) may not produce the desired results.

●	U.S. Government Securities Risk U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

●	Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

●	Reinvestment Risk Income from the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

●	Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-U.S. securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

●	High Yield Securities Risk High yield securities ("junk bonds") are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund's exposure to interest rate risk, credit risk and liquidity risk.

●	Turnover Risk Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

As with all mutual funds, investors may lose money by investing in the Core Bond Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Principal Risks" on page 116 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Institutional Class shares of the Core Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Core Bond Fund by showing changes in the Core Bond Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class

For the periods shown in the bar chart:	Best quarter: 4th quarter 2018, 1.62%
Worst quarter: 1st quarter 2018, -1.39%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Core Bond Fund. The performance table is intended to provide some indication of the risks of investment in the Core Bond Fund by showing how the Core Bond Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax Core Bond Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	0.01%	1.82%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions	[1]	(1.06%)	0.75%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions and Sales	[1]	none	0.93%	Dec. 16, 2016
Investor Class	[1]	(0.24%)	1.56%	Dec. 16, 2016
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	0.01%	2.28%	Dec. 16, 2016
Lipper Core Bond Funds Index	[3],[4]	(0.45%)	2.17%	Dec. 16, 2016
[1]	The Fund's inception date is December 16, 2016. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad base index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.
[3]	Unlike the Core Bond Fund, the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Core Bond Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	Lipper Core Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Core Bond Index Funds Average. The Lipper Core Bond Index Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The Lipper Core Bond Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator. The Lipper Core Bond Funds Index reflects deductions for fees and expenses of the constituent funds.